Offerings	Jan. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0008 per share ("Class A Shares")
Maximum Aggregate Offering Price	$ 20,000,007.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762.00
Offering Note	The proposed maximum aggregate offering price of the Class A Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants (each Pre-Funded Warrant exercisable for one Class A Share) offered and sold in the offering (plus the aggregate exercise price of the Class A Shares issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the Class A Shares and Pre-Funded Warrants (including Class A Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $20,000,007.13.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional Class A Shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Class A Shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Class A Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants (each Pre-Funded Warrant exercisable for one Class A Share) offered and sold in the offering (plus the aggregate exercise price of the Class A Shares issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the Class A Shares and Pre-Funded Warrants (including Class A Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $20,000,007.13.

Fee calculated pursuant to Rule 457(o) and Rule 457(g). No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Shares issuable upon exercise of the Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Class A Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants (each Pre-Funded Warrant exercisable for one Class A Share) offered and sold in the offering (plus the aggregate exercise price of the Class A Shares issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the Class A Shares and Pre-Funded Warrants (including Class A Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $20,000,007.13.

Fee calculated pursuant to Rule 457(o) and Rule 457(g). No separate fee is required pursuant to Rule 457(g) under the Securities Act.